INCOME (LOSS) PER SHARE (Schedule of Income Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	$ 4,652	$ 6,514	$ (3,978)
Weighted average number of issued ordinary shares	25,302,350	22,329,281	21,983,757
Dilutive effect of share options and RSUs	1,337,771	1,569,196	0
Weighted average number of diluted ordinary shares	26,640,120	23,898,477	21,983,757
Income (loss) per share, basic ($)	$ 0.18	$ 0.29	$ (0.18)
Income (loss) per share, diluted ($)	$ 0.17	$ 0.27	$ (0.18)